Receivables and Other Assets	12 Months Ended
Dec. 31, 2011
Receivables and Other Assets [Abstract]
Receivables and Other Assets
Note 4.	Receivables and Other Assets

The components of receivables and other assets included in the Company’s consolidated balance sheets are summarized as follows:

	December 31
	2011	2010

Receivables	$279,083	$179,423
Other assets	31,360	38,549

	$310,443	$217,972

The components of receivables included in the Company’s consolidated balance sheets are summarized as follows:

	December 31
	2011	2010

Real estate receivables (a)	$167,376	$36,927
Development recovery receivables (b)	82,620	83,404
Sundry receivables (c)	17,613	30,872
Notes receivable	—	19,000
Proceeds and escrow receivables (d)	9,491	4,943
Taxes receivable	173	3,288
Refundable deposits	1,810	989

	$279,083	$179,423

(a)	Real estate receivables include vendor take back (“VTB”) mortgages receivable. The VTB collection terms range from nine months to three years and bear variable interest from Canadian prime to prime plus 3% and fixed interest rates of 6% (December 31, 2010 – Canadian prime plus 1% and fixed interest rates between 7% and 8%).
(b)	The Company has entered into development and cost sharing arrangements for the recovery of development expenditures with certain Metro Districts and developers whereby the Company has undertaken to put in place the infrastructure costs for certain communities. These receivables will be collected over the development life of the community and bear interest rates ranging from U.S. prime plus 1% to 6% (December 31, 2010 – U.S. prime plus 1% to 6%). The fair value of these receivables is determined by discounting contractual principal and interest payments, where required, at estimated current market interest rates for the instrument. Current market interest rates are determined with reference to current benchmark rates for a similar term and credit spreads for instruments with similar terms and risk.
(c)	Sundry receivables are comprised of development recoveries, lot interest receivable, goods and services tax receivable and miscellaneous amounts.
(d)	Proceeds and escrow receivables relate to receivables held in trust due to timing of housing sales and lots that closed at the period end date. The collections of these receivables typically occur shortly after the period end once the funds are released by the trust or escrow company.

As at December 31, 2011 and December 31, 2010, allowances for doubtful accounts of nil and $5.2 million, respectively, have been included in the totals above.

The components of other assets included in the Company’s consolidated balance sheets are summarized as follows:

	December 31
	2011	2010

Non-refundable earnest funds and investigation fees (a)	$15,499	$19,721
Capital assets (b)	12,312	13,762
Prepaid expenses	1,592	1,963
Swap contracts (Note 14 (c) and (d))	1,088	2,238
Other	869	865

	$31,360	$38,549

(a)	Non-refundable earnest funds and investigation fees relate to non-refundable deposits and due-diligence costs on potential acquisition and options that are incurred prior to taking title of a property.
(b)	Capital assets are recorded at cost less accumulated amortization. The Company provides for amortization using the straight line method. Leasehold improvements are amortized over the term of the lease and equipment is amortized over three to five years. Included in capital assets is accumulated amortization of $10.8 million (December 31, 2010 – $8.5 million).